LOSS PER SHARE ('LPS') (Tables)	12 Months Ended
Mar. 31, 2022
LOSS PER SHARE ("LPS")
Schedule of computation of the basic and diluted net earnings (loss) per share

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Numerator:
Net loss from continuing operation attributable to Akso Health Group	(16,851,064)	(31,552,242)	(47,363,485)
Net loss from discontinued operation attributable to Akso Health Group	—	(3,274,747)	(23,834,894)
Net loss attributable to Akso Health Group	(16,851,064)	(34,826,989)	(71,198,379)

Denominator:
Weighted average number of ordinary shares outstanding-basic	59,612,152	48,837,977	48,757,199
Weighted average number of dilutive potential ordinary shares from share options	—	—	—
Weighted average number of ordinary shares outstanding-diluted	59,612,152	48,837,977	48,757,199
Basic (loss) per common share	(0.28)	(0.71)	(1.46)
Diluted (loss) per common share	(0.28)	(0.71)	(1.46)